UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oak Hill Advisors, L.P.
Address: 1114 Avenue of the Americas
         27th Floor
         New York, NY  10036

13F File Number:  28-12211

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gregory S. Rubin
Title:     Asst. General Counsel and Chief Compliance Officer
Phone:     212-326-1578

Signature, Place, and Date of Signing:

     /s/ Gregory S. Rubin     New York, NY/USA     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $78,963 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T INC                       COM              00206R102     8799   229728 SH       SOLE                   229728        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     5686   265324 SH       SOLE                   265324        0        0
CBS CORP NEW                   CL B             124857202     5094   230725 SH       SOLE                   230725        0        0
CITIGROUP INC                  COM              172967101     2435   113700 SH       SOLE                   113700        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     4383   150000 SH       SOLE                   150000        0        0
FAIRPOINT COMMUNICATIONS INC   COM              305560104       65     7206 SH       SOLE                     7206        0        0
HUNTSMAN CORP                  COM              447011107     6806   289007 SH       SOLE                   289007        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100     2944  1388661 SH       SOLE                  1388661        0        0
MACYS INC                      COM              55616P104     4443   192671 SH       SOLE                   192671        0        0
R H DONNELLEY CORP             COM NEW          74955W307      155    30557 SH       SOLE                    30557        0        0
RSC HOLDINGS INC               COM              74972L102    18942  1737765 SH       OTHER                       0  1737765        0
TRW AUTOMOTIVE HLDGS CORP      COM              87264S106     3311   141677 SH       SOLE                   141677        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104    13867   382148 SH       SOLE                   382148        0        0
WILLIAMS COS INC DEL           COM              969457100     2033    61632 SH       SOLE                    61632        0        0